Columbia Ultra Short Term Bond Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 33.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	669,688	672,835
Series 2024-2PL Class A
10/27/2031	5.070%	7,604,139	7,602,802
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	796,939	804,790
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	3,275,000	3,278,375
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	2,995,884	3,014,315
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,775,000	4,841,579
Series 2023-X1 Class A
11/15/2028	7.110%	570,777	572,750
Series 2024-X1 Class A
05/15/2029	6.270%	3,488,110	3,501,046
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	410,721	410,887
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	373,367	373,284
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	6,200,000	6,180,990
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	1,622,833	1,616,029
Series 2024-1 Class A2A
02/18/2028	5.750%	7,625,000	7,656,942
Capital One Multi-Asset Execution Trust
Series 2021-A3 Class A3
11/15/2026	1.040%	10,153,000	10,137,343
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	15,000,000	15,120,900
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	3,350,000	3,370,599
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	2,466,706	2,385,424
Series 2024-P2 Class A2
11/10/2027	5.630%	11,198,090	11,236,277
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-P3 Class A2
11/10/2027	4.610%	5,225,000	5,217,995
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	10,055,470	10,081,919
Series 2024-N3 Class A2
12/10/2027	4.840%	10,150,000	10,146,493
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	1,907,643	1,882,825
Series 2024-C Class A2A
02/18/2028	4.300%	8,125,000	8,095,948
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	417,546	416,623
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	602,359	600,334
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	1,902,679	1,909,219
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	12,000,000	11,734,423
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	8,661,617	8,419,901
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	1,015,698	1,012,687
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	785,456	776,099
Series 2021-2A Class A
12/15/2026	0.830%	1,643,604	1,622,464
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	2,375,000	2,367,517
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	7,967,000	7,999,412
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	2,755,250	2,762,788
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 Class A2A
03/16/2026	5.190%	275,025	275,164

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	4,900,000	4,924,875
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	1,654,139	1,643,016
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	2,050,000	2,045,824
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,571,667	1,565,107
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	4,175,000	4,196,649
Hyundai Auto Receivables Trust
Series 2021-B Class A3
01/15/2026	0.380%	104,463	104,269
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	43,670	43,553
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	1,021,269	1,009,112
Series 2021-3 Class C
02/26/2029	0.860%	416,647	411,805
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	5,425,000	5,469,880
LAD Auto Receivables Trust(a)
Series 2023-2A Class A3
02/15/2028	5.420%	7,000,000	7,029,488
Series 2024-2A Class A2
03/15/2027	5.700%	5,056,639	5,073,157
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	2,262,422	2,227,415
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	1,164,233	1,169,047
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	2,989,640	2,958,338
Oportun Funding Trust(a),(b),(c)
Series 2024-3 Class A
08/15/2029	5.260%	325,000	324,985
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	545,506	546,847
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,547,430	1,563,794
Series 2024-6 Class A
11/15/2031	6.093%	1,339,121	1,350,758
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	7,730,332	7,782,196
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,248,859	5,288,910
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	2,104,233	2,129,227
Series 2024-2 Class A
08/15/2031	6.319%	3,880,810	3,926,755
Series 2024-3 Class A
10/15/2031	6.258%	5,024,444	5,077,199
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.454%	1,521,593	1,530,150
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	3,975,000	4,004,060
Series 2024-2A Class A2
04/20/2027	4.740%	4,700,000	4,677,446
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	319,511	320,548
Series 2024-1A Class A
08/15/2029	6.120%	899,774	901,676
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,988,390	2,001,364
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	883,800	892,066
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	2,189,298	2,192,020
Series 2023-3 Class A2
08/17/2026	6.080%	237,261	237,360
Series 2023-4 Class A2
02/16/2027	6.180%	3,409,994	3,416,194
Series 2024-1 Class A2
02/16/2027	5.710%	1,109,391	1,111,869
Series 2024-1 Class A3
04/17/2028	5.250%	15,625,000	15,690,452
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-5 Class A2
09/15/2027	4.880%	975,000	975,521
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	4,388,244	4,385,736
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	18,150,000	18,397,385
Series 2024-A Class A4
01/22/2029	5.240%	7,550,000	7,609,216
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,250,000	3,269,930
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	8,000,000	8,001,545
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	1,481,615	1,484,629
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	269,306	266,203
Series 2021-ST2 Class A
04/20/2027	2.500%	226,356	223,017
Series 2021-ST6 Class A
08/20/2027	1.850%	319,028	315,752
Series 2021-ST9 Class A
11/20/2029	1.700%	177,126	176,566
Upstart Securitization Trust(a),(e)
Series 2024-1 Class A
11/20/2034	5.330%	1,200,000	1,199,910
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	3,675,000	3,649,279
Series 2023-2 Class A
04/13/2028	4.890%	14,785,000	14,790,382
Verizon Master Trust(f)
Series 2022-7 Class A1A
11/22/2027	5.230%	1,510,000	1,510,594
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	10,050,000	10,106,556
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	3,524,687	3,506,283
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	6,000,000	5,885,919
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
Series 2022-A Class A3
05/17/2027	1.660%	1,576,560	1,553,483
Total Asset-Backed Securities — Non-Agency (Cost $348,231,480)			350,244,295

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	5,625,959	5,512,967
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	4,923,005	4,878,337
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
05/15/2048	3.611%	4,568,000	4,533,764
JPMCC Commercial Mortgage Securities Trust(d)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	1,976,051	1,945,954
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 Class A4
07/15/2050	3.719%	6,240,000	6,183,451
Series 2015-C25 Class A5
10/15/2048	3.635%	840,000	827,666
Series 2015-C27 Class A3
12/15/2047	3.473%	7,785,549	7,696,883
Series 2016-C31 Class ASB
11/15/2049	2.952%	3,450,930	3,408,435
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	4,912,572	4,857,413
Series 2015-C30 Class A4
09/15/2058	3.664%	5,055,000	5,000,117
Series 2016-C33 Class A3
03/15/2059	3.162%	2,729,316	2,682,772
Series 2016-LC25 Class ASB
12/15/2059	3.486%	916,606	908,107
Wells Fargo Commercial Mortgage Trust(a),(g)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.725%	11,000,000	10,149,364
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $59,009,846)			58,585,230

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes 48.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,000,000	4,941,577
Boeing Co. (The)
05/01/2025	4.875%	5,000,000	4,986,486
L3Harris Technologies, Inc.
12/15/2026	3.850%	5,000,000	4,922,158
United Technologies Corp.
08/16/2025	3.950%	5,000,000	4,968,624
Total			19,818,845
Automotive 0.5%
Toyota Motor Credit Corp.(g)
SOFR + 0.770% 08/07/2026	5.580%	5,000,000	5,027,549
Banking 13.7%
Bank of America Corp.(g)
SOFR + 1.330% 04/02/2026	6.140%	10,000,000	10,030,664
Bank of Montreal(f)
09/10/2027	4.567%	5,000,000	4,991,682
Bank of New York Mellon Corp. (The)(f)
07/24/2026	4.414%	5,000,000	4,980,187
Bank of Nova Scotia (The)(g)
SOFR + 1.090% 06/12/2025	5.900%	5,000,000	5,020,717
BB&T Corp
06/05/2025	3.700%	4,875,000	4,842,342
Canadian Imperial Bank of Commerce(g)
SOFR + 0.940% 04/07/2025	5.750%	5,000,000	5,013,565
Citigroup, Inc.(g)
SOFR + 1.528% 03/17/2026	6.338%	9,500,000	9,536,069
Commonwealth Bank of Australia(a),(g)
SOFR + 0.630% 09/12/2025	5.440%	1,043,000	1,045,022
Cooperatieve Rabobank UA(g)
SOFR + 0.620% 08/28/2026	5.430%	4,890,000	4,897,161
Goldman Sachs Group, Inc. (The)(f)
08/10/2026	5.798%	9,000,000	9,056,261
HSBC Holdings PLC(f)
04/18/2026	1.645%	6,500,000	6,396,240
JPMorgan Chase & Co.(f)
11/19/2026	1.045%	10,500,000	10,085,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(f)
07/20/2027	1.512%	9,750,000	9,225,936
National Australia Bank Ltd.
12/10/2025	4.750%	4,925,000	4,932,827
PNC Financial Services Group, Inc. (The)(f)
07/23/2027	5.102%	5,140,000	5,172,910
Royal Bank of Canada(g)
SOFR + 0.790% 07/23/2027	5.600%	5,000,000	5,013,260
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	5,000,000	4,841,595
State Street Corp.(f)
05/18/2026	5.104%	4,800,000	4,800,202
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	4,965,000	4,934,464
Toronto-Dominion Bank (The)(g)
SOFR + 1.080% 07/17/2026	5.890%	5,000,000	5,040,194
UBS Group AG(a),(f)
01/30/2027	1.364%	5,000,000	4,777,580
US Bank NA(g)
SOFR + 0.690% 10/22/2027	5.500%	5,925,000	5,917,596
Wells Fargo & Co.(f)
08/15/2026	4.540%	9,150,000	9,113,559
Westpac Banking Corp.(g)
SOFR + 0.420% 04/16/2026	5.230%	5,000,000	4,998,892
Total			144,664,837
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	5,000,000	5,104,267
Comcast Corp.
10/15/2025	3.950%	5,000,000	4,976,153
Total			10,080,420
Chemicals 0.5%
LYB International Finance III LLC
10/01/2025	1.250%	5,000,000	4,844,623
Construction Machinery 0.9%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	5,000,000	4,912,280
John Deere Capital Corp.
03/06/2026	4.950%	5,000,000	5,030,409
Total			9,942,689
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2027	2.493%	5,024,000	4,803,709
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,000,000	4,956,498
Total			9,760,207
Electric 4.6%
CenterPoint Energy, Inc.
06/01/2026	1.450%	3,575,000	3,395,714
Dominion Energy, Inc.
04/15/2026	1.450%	5,400,000	5,148,360
DTE Energy Co.
11/01/2024	4.220%	5,000,000	4,999,795
10/01/2026	2.850%	5,000,000	4,832,145
Duke Energy Corp.
09/15/2025	0.900%	5,151,000	4,979,116
Eversource Energy
08/15/2025	0.800%	3,657,000	3,537,331
Georgia Power Co.(g)
SOFR + 0.750% 05/08/2025	5.560%	4,175,000	4,185,793
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,000,000	5,038,216
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,874,000	4,717,761
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	5,005,646
Xcel Energy, Inc.
06/01/2025	3.300%	2,334,000	2,308,377
Total			48,148,254
Food and Beverage 3.2%
Bacardi Ltd.(a)
05/15/2025	4.450%	5,200,000	5,176,117
Campbell Soup Co.
03/20/2026	5.300%	5,210,000	5,248,971
Diageo Capital PLC
09/29/2025	1.375%	5,000,000	4,859,892
Kraft Heinz Foods Co.
06/01/2026	3.000%	3,001,000	2,921,418
Mondelez International, Inc.
05/04/2025	1.500%	5,000,000	4,914,077
PepsiCo, Inc.(g)
SOFR + 0.400% 11/12/2024	5.210%	5,085,000	5,085,026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2027	3.550%	5,385,000	5,225,945
Total			33,431,446
Health Care 1.9%
Becton Dickinson and Co.
06/06/2027	3.700%	5,300,000	5,174,769
CVS Health Corp.
07/20/2025	3.875%	5,000,000	4,956,020
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,000,000	5,041,914
HCA, Inc.
02/15/2026	5.875%	5,200,000	5,237,757
Total			20,410,460
Healthcare Insurance 0.9%
Anthem, Inc.
03/15/2026	1.500%	5,268,000	5,046,077
UnitedHealth Group, Inc.(g)
SOFR + 0.500% 07/15/2026	5.310%	5,000,000	5,009,484
Total			10,055,561
Independent Energy 1.4%
Occidental Petroleum Corp.
08/01/2027	5.000%	5,075,000	5,071,681
Pioneer Natural Resources Co.
03/29/2026	5.100%	4,834,000	4,870,956
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,509,873
Total			14,452,510
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	2,575,000	2,521,989
Life Insurance 2.1%
Corebridge Global Funding(a)
06/24/2026	5.350%	5,000,000	5,051,726
Met Tower Global Funding(a)
06/20/2026	5.400%	5,000,000	5,065,860
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,792,040
Pricoa Global Funding I(a)
09/01/2025	0.800%	5,000,000	4,842,309
Principal Life Global Funding II(a)
11/17/2026	1.500%	5,500,000	5,176,873
Total			21,928,808

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.5%
Discovery Communications LLC
03/11/2026	4.900%	5,050,000	5,020,798
Midstream 3.4%
Enbridge, Inc.
11/15/2026	5.900%	5,000,000	5,110,115
Energy Transfer Partners LP
01/15/2026	4.750%	5,000,000	4,992,537
Enterprise Products Operating LLC
01/10/2026	5.050%	5,100,000	5,127,728
Kinder Morgan, Inc.
06/01/2025	4.300%	5,000,000	4,980,705
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	5,000,000	4,990,252
Western Gas Partners LP
07/01/2026	4.650%	5,200,000	5,156,114
Williams Companies, Inc. (The)
09/15/2025	4.000%	5,000,000	4,953,875
Total			35,311,326
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	5,350,000	5,185,373
Pharmaceuticals 3.0%
AbbVie, Inc.
03/15/2025	3.800%	5,000,000	4,980,109
Amgen, Inc.
05/01/2025	3.125%	5,000,000	4,950,215
AstraZeneca PLC
11/16/2025	3.375%	5,000,000	4,950,726
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,000,000	5,032,152
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,936,426
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,000,000	4,992,945
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,666,648
Total			31,509,221
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,000,000	4,912,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Loews Corp.
04/01/2026	3.750%	5,000,000	4,939,792
Total			9,852,674
Railroads 1.2%
CSX Corp.
11/01/2025	3.350%	5,000,000	4,942,333
Norfolk Southern Corp.
06/15/2026	2.900%	2,700,000	2,627,865
Union Pacific Corp.
01/15/2025	3.250%	5,000,000	4,981,401
Total			12,551,599
Retailers 0.4%
Home Depot, Inc. (The)
06/25/2026	5.150%	4,498,000	4,551,556
Technology 1.9%
Broadcom, Inc.
11/15/2025	3.150%	5,300,000	5,214,622
Microchip Technology, Inc.
09/01/2025	4.250%	4,675,000	4,650,085
NXP BV/Funding LLC
03/01/2026	5.350%	5,000,000	5,030,128
Oracle Corp.
07/15/2026	2.650%	5,400,000	5,223,082
Total			20,117,917
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	5,000,000	4,961,453
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	5,000,000	4,974,632
T-Mobile US, Inc.
04/15/2027	3.750%	5,250,000	5,140,017
Total			10,114,649
Wirelines 1.0%
AT&T, Inc.
03/25/2026	1.700%	5,300,000	5,085,684
Verizon Communications, Inc.
11/20/2025	0.850%	5,338,000	5,135,237
Total			10,220,921
Total Corporate Bonds & Notes (Cost $502,149,548)			504,485,685

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Foreign Government Obligations(h) 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.0%
Province of Ontario
01/21/2026	0.625%	5,300,000	5,060,223
Province of Quebec
07/23/2025	0.600%	5,300,000	5,153,274
Total			10,213,497
Total Foreign Government Obligations (Cost $10,216,152)			10,213,497

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(g)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.380%	17,198	17,646
Total Residential Mortgage-Backed Securities - Agency (Cost $17,187)			17,646

Residential Mortgage-Backed Securities - Non-Agency 8.0%

Connecticut Avenue Securities Trust(a),(g)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.757%	5,483,749	5,522,138
Freddie Mac STACR REMIC Trust(a),(g)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.957%	3,916,037	3,949,813
JP Morgan Mortgage Trust(a),(g)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	7,492,526	7,496,953
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	841,286	784,166
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,001,128	1,959,798
PRET LLC(a),(f)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,312,220	1,312,344
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,700,000	4,699,899
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	6,564,992	6,621,455
PRET LLC(a),(e),(f)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,050,000	4,049,993
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	6,669,443	6,608,317
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	817,296	818,964
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	6,707,161	6,453,808
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	11,312,522	11,033,458
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,242,746	11,181,642
VCAT LLC(a),(f)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	3,385,395	3,375,868
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	4,627,781	4,611,183
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	3,776,804	3,741,521
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	232,546	227,531
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $85,077,249)			84,448,851

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
11/12/2024	4.940%	10,550,000	10,532,900
Total Treasury Bills (Cost $10,533,532)			10,532,900

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
11/18/2024	0.875%	3,575,000	3,567,972
Federal Farm Credit Banks Funding Corp.(g)
SOFR + 0.200% 12/05/2024	5.010%	483,000	483,068
SOFR + 0.180% 03/07/2025	4.990%	2,550,000	2,551,422
Federal Home Loan Banks
01/06/2025	4.940%	2,550,000	2,550,611

Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/12/2025	1.500%	1,300,000	1,288,910
Total U.S. Government & Agency Obligations (Cost $10,439,289)			10,441,983

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(i),(j)	19,761,059	19,757,106
Total Money Market Funds (Cost $19,754,630)		19,757,106
Total Investments in Securities (Cost: $1,045,428,913)		1,048,727,193
Other Assets & Liabilities, Net		2,911,929
Net Assets		1,051,639,122
At October 31, 2024, securities and/or cash totaling $1,141,950 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(993)	12/2024	USD	(204,503,695)	1,845,694	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $376,480,595, which represents 35.80% of total net assets.

(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $324,985, which represents 0.03% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2024.

(e)	Represents a security purchased on a when-issued basis.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.

(g)	Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	17,488,124	160,035,072	(157,766,316)	226	19,757,106	3,854	333,702	19,761,059
Columbia Ultra Short Term Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2024 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Ultra Short Term Bond Fund  | 2024

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1QT103_07_P01_(12/24)